Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, we are providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) and certain financial performance of the Company for the fiscal years listed below.

Fiscal Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(4)	Net Loss(5)
2024	$578,376	$578,376	$460,078	$384,412	$37	$(8,241,501)
2023	$839,398	$839,398	$367,075	$367,075	$42	$(14,626,683)

(1)	Information for years prior to 2023 is not included because the Company was not a public reporting entity before August 9, 2023.
(2)	Amounts reported for our Chief Executive Officer, Mr. Brian Carrico.
(3)
Amounts represent (i) the average of our Chief Financial Officer, Mr. Tim Henrichs, Chief Regulatory Officer, Dr. Thomas Carrico, and Chief Medical Officer, Dr. Adrian Miranda, for fiscal year 2024 and (ii) the average of our Chief Regulatory Officer, Dr. Thomas Carrico, and Chief Medical Officer, Dr. Adrian Miranda, for fiscal year 2023. Mr. Henrichs' employment began on February 5, 2024.

(4)	Amount represents the total stockholder return from August 9, 2023, our first day of trading as a public company, through the last day of trading in the fiscal year.
(5)	Amount represents our net loss as reported in our Annual Report on Form 10-K.

	2024		2023
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Summary Compensation Table Total	$578,376	$460,078	$839,398	$367,075
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	(75,667)	—	—
Compensation Actually Paid	$578,376	$384,412	$839,398	$367,075

Named Executive Officers, Footnote
(2)	Amounts reported for our Chief Executive Officer, Mr. Brian Carrico.
(3)
Amounts represent (i) the average of our Chief Financial Officer, Mr. Tim Henrichs, Chief Regulatory Officer, Dr. Thomas Carrico, and Chief Medical Officer, Dr. Adrian Miranda, for fiscal year 2024 and (ii) the average of our Chief Regulatory Officer, Dr. Thomas Carrico, and Chief Medical Officer, Dr. Adrian Miranda, for fiscal year 2023. Mr. Henrichs' employment began on February 5, 2024.

PEO Total Compensation Amount	$ 578,376	$ 839,398
PEO Actually Paid Compensation Amount	$ 578,376	839,398
Adjustment To PEO Compensation, Footnote

	2024		2023
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Summary Compensation Table Total	$578,376	$460,078	$839,398	$367,075
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	(75,667)	—	—
Compensation Actually Paid	$578,376	$384,412	$839,398	$367,075

Non-PEO NEO Average Total Compensation Amount	$ 460,078	367,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 384,412	367,075
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Summary Compensation Table Total	$578,376	$460,078	$839,398	$367,075
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	(75,667)	—	—
Compensation Actually Paid	$578,376	$384,412	$839,398	$367,075

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 37	42
Net Income (Loss)	$ (8,241,501)	$ (14,626,683)
PEO Name	Mr. Brian Carrico	Mr. Brian Carrico
Additional 402(v) Disclosure	The illustration below compares our cumulative TSR over the period from our initial public offering date to December 31, 2024.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (75,667)	$ 0